February 21, 2025

VIA EDGAR

Securities and Exchange Commission
Public Reference Room
100 F Street, NE
Washington, DC 20549

Re: Lincoln National Corporation (“LNC”) Form 10-K for the Year Ended December 31, 2024 (File No. 1-6028)

Dear Sir or Madam:

On behalf of LNC, we attached for filing LNC’s Form 10-K for the year ended December 31, 2024. As explained in Note 2 to the Consolidated Financial Statements in Part II, Item 8, the financial statements in this report reflect changes in accounting methods and financial statement disclosures from the preceding year, as follows:

1.Adoption of ASU No. 2023-07 within the Segment Reporting Topic of the FASB ASC.

If you have any questions regarding the Form 10-K, please feel free to give me a call at 484-883-5839.

Very truly yours,

/s/ Adam Cohen
Adam Cohen
Senior Vice President, Chief Accounting Officer and Treasurer